As filed with the Securities and Exchange Commission on March 31, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05684

Alpine Equity Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
3rd Floor
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY 10577

(Name and address of agent for service)

1-888-785-5578
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2008

Date of reporting period:  January 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments
January 31, 2008 (Unaudited)
Alpine International Real Estate Equity Fund

	Shares					Value
	Common Stocks - 103.8%
	Asia - 39.1%
	Australia - 1.0%
	3,493,714	General Property Trust				$11,741,524
	8,555,519	Valad Property Group				8,089,183
						19,830,707
	China - 3.3%
	10,614,800	Agile Property Holdings				11,720,938
	5,118,023	China Central Properties, Ltd. (a)				5,623,027
	5,852,800	Franshion Properties (a)				2,537,043
	4,837,200	Greentown China Holdings (a)				5,756,910
	3,657,000	Guangzhou R&F Properties Co., Ltd.				9,520,689
	5,900,000	Hopson Development				10,593,207
	4,909,900	New World China Land, Ltd.				2,789,483
	3,064,500	Shimao Property Holdings, Ltd.				5,384,279
	6,006,600	Shui On Land, Ltd.				6,255,070
	3,910,100	Sino-Ocean Land Holdings, Ltd. (a)				3,710,795
						63,891,441
	Hong Kong - 6.4%
	8,035,000	The Hongkong & Shanghai Hotels, Ltd.				12,427,409
	12,758,000	Kowloon Development Co., Ltd.				29,222,102
	25,137,700	Midland Holdings, Ltd.				36,880,684
	5,233,203	New World Development Company, Ltd.				15,838,972
	3,707,500	Shangri-La Asia, Ltd.				10,912,173
	4,964,100	Sino Land Co., Ltd.				14,960,833
	301,950	Swire Pacific, Ltd. - Class A				4,104,765
						124,346,938
	India - 4.4%
	2,239,432	Hirco PLC (a)				16,788,615
	1,467,000	Ishaan Real Estate PLC (a)				3,194,331
	2,000,000	South Asian Real Estate, Ltd. Private Placement (b)				14,317,531
	8,230,000	Trinity Capital PLC (a)				16,346,094
	7,218,239	Unitech Corporate Parks (a)				15,502,104
	1,485,800	Yatra Capital, Ltd. (a)				19,880,469
						86,029,144
	Japan - 13.5%
	723,440	Aeon Mall Co., Ltd.				18,503,520
	5,541	Creed Corporation				8,232,432
	587,000	GOLDCREST Co., Ltd.				16,614,509
	1,088,950	Japan General Estate Co., Ltd.				11,919,110
	13,426	K.K. DaVinci Advisors (a)				10,857,455
	12,790	Kenedix, Inc.				14,793,079
	414,200	Mitsubishi Estate Co., Ltd.				10,983,535
	910,000	Mitsui Fudosan Co., Ltd.				20,793,643
	936,500	Nomura Real Estate Holdings				20,034,205
	18,762	Pacific Management Corp.				16,125,317
	5,790	Secured Capital Japan Co., Ltd.				8,602,379
	800,000	Star Asia Finance Ltd. (b)(c)				7,400,000
	111,000	Sumitomo Real Estate Sales				5,135,361
	1,848,600	Sumitomo Realty & Development Co., Ltd.				45,456,665
	151,600	Tachihi Enterprise Co., Ltd.				10,121,397
	1,896,100	Tokyo Tatemono Co.				15,957,586
	784,300	Tokyu Livable, Inc.				7,566,804
	1,467,000	Urban Corp.				13,587,804
						262,684,801
	Malaysia - 1.1%
	5,606,000	Aseana Properties, Ltd. (a)				$5,297,670
	7,024,900	Landmarks Berhad				6,730,703
	5,040,000	Resorts World Berhad				6,075,105
	1,842,000	SP Setia Berhad				2,846,546
						20,950,024
	Philippines - 0.5%
	1,285,900	Ayala Land, Inc.				443,906
	14,244,000	SM Development Corp.				1,053,680
	21,827,309	SM Prime Holdings Inc.				5,220,685
	24,011,000	Vista Land & Lifescapes, Inc. (a)				2,723,477
						9,441,748
	Singapore - 6.2%
	6,708,425	Ascendas Real Estate Investment Trust				10,273,312
	18,205,800	Banyan Tree Holdings, Ltd.				18,244,344
	6,872,900	Cambridge Industrial Trust				3,079,952
	16,654,400	CapitaCommercial Trust				24,446,826
	41,101,000	China New Town Development Co., Ltd. (a)				12,907,512
	2,378,000	City Developments, Ltd.				18,963,585
	24,549,200	Macquarie MEAG Prime REIT				18,364,257
	749,000	Mandarin Oriental				1,490,510
	8,011,200	Wing Tai Holdings, Ltd.				13,003,359
						120,773,657
	Thailand - 2.4%
	1,965,000	Amata Corporation Public Company, Ltd. - NVDR				874,920
	21,210,000	Amata Corporation Public Company, Ltd.				9,443,798
	9,342,300	Central Pattana Public Company, Ltd.				6,508,342
	24,461,550	The Erawan Group Public Company, Ltd.				3,111,874
	99,767,300	Hemaraj Land & Development Public Company, Ltd.				3,777,347
	4,176,000	Land and Houses Public Company, Ltd. - Foreign				885,416
	25,324,000	Land and Houses Public Company, Ltd. - NVDR				5,369,317
	1,932,400	LPN Development Public Company, Ltd. - Foreign				333,627
	27,485,066	Minor International Public Company, Ltd.				12,737,286
	13,179,100	Quality House Public Company, Ltd.				814,338
	4,040,000	Saha Pathana Inter-Holding Public Company, Ltd.				2,508,557
						46,364,822
	Turkey - 0.1%
	1,000,000	The Ottoman Fund, Ltd. (a)				1,690,264

	United Arab Emirates - 0.2%
	451,111	Kingdom Hotel Investments - GDR (a)				3,721,666
		Total Asia				759,725,212

	Europe - 37.4%
	Austria - 2.8%
	1,050,005	Conwert Immobilien (a)				16,859,275
	2,917,185	Immoeast Immobilien (a)				25,501,461
	1,340,094	IMMOFINANZ Immobilien Anlagen AG				12,611,384
						54,972,120
	Finland - 0.9%
	2,132,528	Citycon OYJ				11,730,600
	442,256	Sponda OYJ				5,141,671
						16,872,271
	France - 9.1%
	313,497	Accor SA				23,769,899
	35,382	Affine				1,682,227
	324,494	Club Mediterranee SA (a)				15,442,447
	94,700	Eurosic				4,575,695
	402,228	Kaufman & Broad SA				15,302,640
	3,622	Klepierre				191,861
	364,306	Nexity				16,459,657
	110,471	Pierre & Vacances				11,554,101
	117,285	Societe Immobiliere de Location pour l'Industrie et le Commerce				15,661,714
	306,503	Unibail				72,111,116
						176,751,357
	Germany - 3.1%
	486,225	Colonia Real Estate AG (a)				$10,134,657
	5,840,000	Dawnay Day Sirius, Ltd.				6,620,282
	14,610,263	Dawnay Day Treveria PLC				17,376,879
	595,832	DIC Asset AG				17,477,314
	98,250	IVG Immobilien AG				3,315,753
	853,507	Patrizia Immobilien AG				5,507,070
						60,431,955
	Greece - 0.4%
	126,400	GEK Group Of Cos. SA				1,634,896
	597,168	J&P - Avax SA				4,882,958
	1,122,975	Technical Olympic SA				1,302,232
						7,820,086
	Hungary - 0.1%
	1,592,938	Dawnay Day Carpathian PLC				2,629,133

	Italy - 1.7%
	1,970,610	Immobiliare Grande Distribuz				5,874,066
	412,024	Pirelli & Co Real Estate				16,343,012
	2,551,778	Risanamento S.p.A.				11,011,308
						33,228,386
	Norway - 3.2%
	2,331,200	Block Watne Gruppen ASA				13,141,532
	3,660,295	Norwegian Property ASA				36,532,253
	3,341,500	Scandanavian Property (a)				12,907,863
						62,581,648
	Poland - 1.4%
	4,402,500	Engel East Europe NV (a)				5,340,290
	3,265,000	Nanette Real Estate Group NV				4,869,452
	165,977	Orco Property Group				16,369,942
						26,579,684
	Russia - 2.1%
	392,200	AFI Development PLC - GDR (a)				3,157,210
	778,100	Mirland Development Corp. (a)				7,659,074
	1,032,864	PIK Group - GDR (a)(c)				29,436,624
						40,252,908
	Spain - 1.7%
	1,169,500	Realia Business S.A.				10,414,797
	1,534,900	Sol Melia S.A.				22,089,160
						32,503,957
	Sweden - 2.6%
	1,802,944	JM AB				33,720,809
	1,652,850	Rezidor Hotel Group AB				8,780,494
	478,200	Skanska AB				8,117,123
						50,618,426
	United Kingdom - 8.3%
	490,800	British Land Co.				9,857,381
	1,179,600	Great Portland Estates PLC				11,329,677
	1,607,600	Hammerson PLC				36,251,559
	1,769,389	Helical Bar PLC				13,546,269
	783,800	Intercontinental Hotels Group				12,055,944
	1,200,000	KDD Group NV (a)				4,313,156
	5,549,227	Minerva (a)				15,393,676
	15,086,094	Regus Group PLC				21,599,562
	2,261,169	Segro PLC				22,707,014
	1,436,814	Shaftesbury PLC				15,057,290
						162,111,528
		Total Europe				727,353,459

	North & South America - 27.3%
	Argentina - 0.3%
	426,321	IRSA Inversiones y Representaciones S.A. - ADR (a)				5,495,278

	Bermuda - 1.6%
	18,112,900	CC Land Holdings, Ltd.				20,116,540
	52,458,400	HKC Holdings, Ltd.				10,966,045
						31,082,585
	Brazil - 13.4%
	765,225	Abyara Planejamento Imobilia S.A. (a)				$7,482,587
	6,022,000	Agra Empreendimentos Imobilia (a)				33,208,300
	539,800	BR Malls Participacoes S.A. (a)				5,615,884
	1,085,500	Brascan Residential Properties S.A.				5,609,548
	23,040	Brasil Brokers Participacoes (a)				16,634,906
	1,582,700	Company S.A.				13,766,521
	2,208,800	Construtora Tenda S.A. (a)				11,552,564
	2,843,255	Cyrela Brazil Real S.A.				37,015,656
	2,446,040	Cyrela Commercial Properties (a)				15,296,441
	305,900	Gafisa S.A. - ADR				10,654,497
	467,300	Gafisa S.A.				7,890,171
	1,087,900	General Shopping Brasil S.A. (a)				8,337,062
	738,700	Iguatemi Emp De Shopping				11,023,806
	2,473,000	JHSF Participacoes S.A.				9,236,845
	1,721,600	Klabin Segall S.A.				9,004,389
	353,100	MRV Engenharia (a)				6,574,204
	1,020,000	Multiplan Empreendimentos (a)				11,075,611
	831,200	PDG Realty S.A.				10,348,653
	1,439,700	Rodobens Negocios Imobiliarios S/A				15,305,509
	815,600	Sao Carlos Empreendimentos (a)				7,038,549
	1,986,000	Tecnisa S.A. (a)				9,529,187
						262,200,890
	Canada - 1.0%
	150,100	ClubLink Corporation				1,491,208
	386,000	Crombie Real Estate Investment Trust (c)				4,151,984
	400,000	Killam Properties, Inc. (c)				3,218,963
	282,225	Killam Properties, Inc.				2,271,180
	683,500	Lakeview Hotel Real Estate Investment Trust				2,314,526
	133,000	Lakeview Hotel Real Estate Investment Trust (c)				450,376
	91,700	Mainstreet Equity Corp. (a)				1,160,806
	300,000	Mainstreet Equity Corp. (a)(c)				3,797,620
	252,700	Parkbridge Lifestyles Communities, Inc. (a)				1,421,996
						20,278,659
	Mexico - 2.9%
	1,514,200	Consorcio ARA, S.A. de C.V.				1,629,074
	3,984,800	Corporacion GEO S.A. de C.V. (a)				12,835,557
	426,100	Desarrolladora Homex S A de C.V. Sponsored - ADR (a)				23,405,673
	8,030,000	Impulosra del Desarrollo Empleo en America Latina S.A. de C.V. (a)				9,751,535
	2,869,710	Urbi Desarrollos Urbanos SA de C.V (a)				10,131,506
						57,753,345
	United States - 8.1%
	28,550	Alexander's, Inc. (a)				9,995,355
	509,444	CB Richard Ellis Group, Inc. (a)				9,888,308
	500,000	Fannie Mae				16,930,000
	870,500	Marriott International, Inc. - Class A				31,303,180
	870,100	Orient-Express Hotels Ltd. - Class A				45,027,675
	419,900	Starwood Hotels & Resorts Worldwide, Inc.				19,000,475
	433,300	Sunrise Senior Living, Inc. (a)				12,440,043
	369,696	Verde Realty (a)(b)				12,569,664
						157,154,700
		Total North & South America				533,965,457
		Total Common Stocks				2,021,044,128

	Warrants - 0.0%
	1,530,720	HKC Holdings, Ltd.
		Expiration: November, 2009, Excercise Price: 2.05 HK
		(Acquired: 11/2007, Cost $0)				58,893
	307,000	SP Setia BHD
		Expiration: January, 2013, Excercise Price: 4.48 MK
		(Acquired: 01/2008, Cost $28,075)				49,340
	1,366,666	Minor International
		Expiration: March, 2008, Excercise Price: 6.00 TB
		(Acquired: 12/2004 - 01/2006, Cost $0)				382,907
		Total Warrants				491,140

	Short-Term Investments - 0.0%
	579	Fidelity Institutional Government Portfolio
		Total Short-Term Investments				$579
		Total Investments (Cost $2,157,373,829) - 103.8%				2,021,535,847
		Liabilities in Excess of Other Assets - (3.8)%				(73,556,455)
		TOTAL NET ASSETS - 100.0%				$1,947,979,392

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
GDR	Global Depository Receipt
NVDR	New Vehicle Delivery Receipt
(a)	Non Income Producing
(b)	Security fair valued in accordance with procedures approved by the Board of Trustees.
(c)	Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold
	in transactions from registration, normally to qualified institutional buyers. These securities
	have been determined to be liquid under guidelines established by the Board of Trustees.

Schedule of Swap Contracts
January 31, 2008 (Unaudited)
Alpine International Real Estate Equity Fund

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Termination Date	Deposit At Counterparty
Morgan Stanley	Phoenix Mills, Ltd.	210,000	$ 10,792,800	6/5/2009	$ 10,441,536
& Co.

Schedule of Investments
January 31, 2008 (Unaudited)
Alpine Realty Income & Growth Fund

	Shares	Security Description	Value
	Real Estate Investment Trusts - 93.8%
	Apartments - 10.4%
	32,650	AvalonBay Communities, Inc.	$3,067,467
	205,900	BRE Properties, Inc.	8,975,181
	110,100	Equity Residential	4,118,841
	76,300	Essex Property Trust, Inc.	7,905,443
	149,300	Home Properties, Inc.	7,164,907
	118,800	Post Properties, Inc.	5,021,676
	63,200	UDR, Inc.	1,442,856
			37,696,371
	Diversified - 9.7%
	408,000	Crombie Real Estate Investment Trust (c)	4,388,626
	7,700	Crombie Real Estate Investment Trust	82,824
	235,230	Segro PLC	2,362,217
	236,364	Verde Realty (a)(b)	8,036,376
	224,600	Vornado Realty Trust	20,303,840
			35,173,883
	Health Care - 3.8%
	53,000	Health Care REIT, Inc.	2,273,170
	375,447	Omega Healthcare Investors, Inc.	6,194,876
	121,400	Ventas, Inc.	5,365,880
			13,833,926
	Lodging - 7.2%
	649,959	DiamondRock Hospitality Co.	8,546,961
	435,300	FelCor Lodging Trust, Inc.	5,880,903
	62,550	Hospitality Properties Trust	2,123,572
	258,638	Host Hotels & Resorts, Inc.	4,329,600
	312,400	Sunstone Hotel Investors, Inc.	5,198,336
			26,079,372
	Manufactured Housing - 0.5%
	99,400	Sun Communities, Inc.	1,921,402

	Mortgage & Finance - 6.4%
	331,762	CBRE Realty Finance, Inc.	1,887,726
	278,180	Gramercy Capital Corp.	6,439,867
	518,679	iStar Financial, Inc.	13,838,356
	110,781	NorthStar Realty Finance Corp.	1,075,683
			23,241,632
	Net Lease - 5.1%
	406,600	Capital Lease Funding, Inc.	3,297,526
	305,865	Entertainment Properties Trust	15,140,318
			18,437,844
	Office - Industrial Buildings - 29.2%
	198,728	Alexandria Real Estate Equities, Inc.	$19,521,051
	201,400	AMB Property Corp.	10,190,840
	218,600	Boston Properties, Inc.	20,093,712
	133,816	Brandywine Realty Trust	2,522,432
	125,100	Corporate Office Properties Trust	4,006,953
	225,509	Douglas Emmett, Inc.	5,152,881
	62,870	Dupont Fabros Technology Inc	1,083,250
	86,700	First Potomac Realty Trust	1,507,713
	175,300	Kilroy Realty Corp.	8,594,959
	169,500	Mack-Cali Realty Corp.	6,020,640
	175,500	Maguire Properties, Inc.	4,840,290
	229,600	ProLogis	13,626,760
	89,711	SL Green Realty Corp.	8,326,078
			105,487,559
	Retail Centers - 21.5%
	357,100	CBL & Associates Properties, Inc.	9,491,718
	184,243	Developers Diversified Realty Corp.	7,581,599
	360,500	General Growth Properties, Inc.	13,165,460
	330,800	Kimco Realty Corp.	11,845,948
	151,800	The Macerich Co.	10,378,566
	210,800	Simon Property Group, Inc.	18,841,304
	130,618	Taubman Centers, Inc.	6,550,493
			77,855,088
		Total Real Estate Investment Trusts	339,727,077

	Common Stocks - 3.2%
	Lodging - 2.1%
	97,200	Marriott International, Inc. - Class A	3,495,312
	92,000	Starwood Hotels & Resorts Worldwide, Inc.	4,163,000
			7,658,312
	Office - Industrial Buildings - 1.1%
	189,300	Brookfield Properties Co.	3,844,683
		Total Common Stocks	11,502,995

	Preferred Stocks - 8.4%
	Apartments - 0.8%
	132,400	Apartment Investment & Management Co., Series T, 8.000%	2,769,808

	Diversified - 0.2%
	19,100	Vornado Realty Trust, Series G, 6.625%	420,200
	8,910	Vornado Realty Trust, Series F, 6.750%	200,252
			620,452
	Health Care - 0.2%
	31,000	Omega Healthcare Investors, Inc., Series D, 8.375%	762,910

	Lodging - 1.8%
	198,700	FelCor Lodging Trust, Inc. Series C, 8.000%	3,966,052
	80,700	Hospitality Properties Trust Series C, 7.000%	1,634,175
	42,800	Sunstone Hotel Investors, Inc., Series A, 8.000%	927,904
			6,528,131
	Mortgage & Finance - 2.5%
	28,800	Anthracite Capital, Inc., Series C, 9.375%	$525,600
	2,526	iStar Financial, Inc., Series D, 8.000%	51,530
	35,100	iStar Financial, Inc., Series E, 7.875%	680,940
	92,325	iStar Financial, Inc., Series F, 7.800%	1,791,567
	48,400	iStar Financial, Inc., Series G, 7.650%	923,472
	123,090	iStar Financial, Inc., Series I, 7.500%	2,330,094
	171,700	NorthStar Realty Finance Corp., Series B, 8.250%	2,875,975
			9,179,178
	Net Lease - 0.2%
	27,200	Entertainment Properties Trust, Series D, 7.375%	516,800

	Office - Industrial Buildings - 1.5%
	22,700	AMB Property Corp., Series O, 7.000%	526,640
	36,800	Digital Realty Trust, Inc. Series A, 8.500%	848,240
	231,300	Prime Group Realty Trust, Series B, 9.000%	2,428,650
	36,000	PS Business Parks Inc., Series H, 7.000%	784,800
	32,700	PS Business Parks Inc., Series L, 7.600%	748,830
			5,337,160
	Retail Centers - 0.7%
	100,000	CBL & Associates Properties, Inc., Series D, 7.375%	2,078,000
	26,300	Regency Center Corp., Series D, 7.250%	616,735
			2,694,735
	Storage - 0.5%
	74,600	Public Storage, Series D, 6.180%	1,625,534
		Total Preferred Stocks	30,034,708

	Investment Companies - 0.4%
	19,760	iShares Cohen & Steers Realty Majors Index Fund	1,547,010
		Total Investment Companies	1,547,010

	Short-Term Investments - 0.0%
	603	Fidelity Institutional Government Portfolio	603
	10,785	Milestone Funds Treasury Obligations Portfolio	10,785
		Total Short-Term Investments	11,388
		Total Investments (Cost $313,836,184) - 105.8%	382,823,178
		Liabilities in Excess of Other Assets - (5.8)%	(20,852,032)
		TOTAL NET ASSETS - 100.0%	$361,971,146

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Security fair valued in accordance with procedures approved by the Board of Trustees
(c)	Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold
	in transactions from registration, normally to qualified institutional buyers. These securities
	have been determined to be liquid under guidelines established by the Board of Trustees.

Disclosure #2 (using current book numbers with previous year’s tax adjustment):

The cost basis of investments for federal income tax purposes at January 31, 2008 was as follows*:

U.S. Real Estate
Equity Fund
Cost of investments	$131,217,798
Gross unrealized appreciation	11,799,474
Gross unrealized depreciation	(19,068,921)
Net unrealized depreciation	($7,269,448)

Realty Income
& Growth Fund
Cost of investments	$314,420,963
Gross unrealized appreciation	100,100,039
Gross unrealized depreciation	(31,697,824)
Net unrealized appreciation	$68,402,215

International Real Estate
Equity Fund
Cost of investments	$2,174,600,097
Gross unrealized appreciation	178,087,053
Gross unrealized depreciation	(331,151,303)
Net unrealized appreciation	$153,064,250

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Schedule of Investments
January 31, 2008 (Unaudited)
Alpine U.S. Real Estate Equity Fund

		Security
	Shares	Description	Value
	Real Estate Investment Trusts - 53.0%
	Diversified - 4.5%
	143,940	Verde Realty (a)(b)	$4,893,960

	Lodging - 11.1%
	500,891	Ashford Hospitality Trust	3,130,569
	449,200	DiamondRock Hospitality Co.	5,906,980
	190,000	Sunstone Hotel Investors, Inc.	3,161,600
			12,199,149
	Mortgage & Finance - 6.8%
	400,000	CBRE Realty Finance, Inc.	2,276,000
	195,500	iStar Financial, Inc.	5,215,940
			7,491,940
	Office - Industrial Buildings - 20.3%
	32,000	Alexandria Real Estate Equities, Inc.	3,143,360
	40,000	American Financial Realty Trust	329,200
	60,000	Boston Properties, Inc.	5,515,200
	65,900	Kilroy Realty Corp.	3,231,077
	199,500	Maguire Properties, Inc.	5,502,210
	50,200	Vornado Realty Trust	4,538,080
			22,259,127
	Retail - 6.7%
	21,000	Alexander's, Inc. (a)	7,352,100

	Retail Centers - 3.6%
	106,000	CBL & Associates Properties, Inc.	2,817,480
	30,000	General Growth Properties, Inc.	1,095,600
			3,913,080
		Total Real Estate Investment Trusts	58,109,356

	Common Stocks - 60.1%
	Diversified - 1.5%
	15,000	Cyrela Commercial Properties SA - GDR (a)(c)	374,191
	7,500	Cyrela Commercial Properties SA - GDR (a)	187,096
	20,000	Schnitzer Steel Industries, Inc.	1,133,200
			1,694,487
	Lodging - 20.8%
	125,502	Great Wolf Resorts, Inc. (a)	1,037,901
	871,720	Interstate Hotels & Resorts, Inc. (a)	3,556,618
	88,000	Marriott International, Inc. - Class A	3,164,480
	185,300	Orient-Express Hotels, Ltd. - Class A	9,589,275
	120,200	Starwood Hotels & Resorts Worldwide, Inc.	5,439,050
			22,787,324

	Real Estate Management & Development - 5.7%
	209,300	CB Richard Ellis Group, Inc. (a)	4,062,513
	164,400	Xinyuan Real Estate Co., Ltd. - ADR (a)	2,161,860
			6,224,373
	Residential: Assisted Living - 6.4%
	245,000	Sunrise Senior Living, Inc. (a)	7,033,950

	Residential: Homebuilders - 15.9%
	15,000	Cyrela Brazil Realty S.A. - GDR (c)	$3,894,999
	7,500	Cyrela Brazil Realty S.A. - ADR	1,947,499
	19,900	Desarrolladora Homex S.A. de C.V. - ADR (a)	1,093,107
	132,900	Gafisa SA - ADR	4,628,907
	50,233	M.D.C. Holdings, Inc.	2,324,281
	912,722	Standard Pacific Corp.	3,477,471
			17,366,264
	Residential: Manufactured Homes - 9.8%
	1,011,900	Champion Enterprises, Inc. (a)	9,886,263
	180,800	Fleetwood Enterprises, Inc. (a)	846,144
			10,732,407
		Total Common Stocks	65,838,805

	Short-Term Investments - 0.0%
	189	Fidelity Institutional Government Portfolio	189
		Total Short-Term Investments	189
		Total Investments (Cost $ 129,580,583) - 113.1%	123,948,350
		Liabilities in Excess of Other Assets - (13.1)%	(14,470,233)
		TOTAL NET ASSETS - 100.0%	$109,478,117

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
GDR Global Depository Receipt
(a)	Non Income Producing
(b)	Security fair valued in accordance with procedures approved by the Board of Trustees
(c)	Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold
	in transactions from registration, normally to qualified institutional buyers. These securities
	have been determined to be liquid under guidelines established by the Board of Trustees.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alpine Equity Trust

By (Signature and Title)                     /s/ Samuel A. Lieber
Samuel A. Lieber, President

Date             3/31/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                     /s/ Samuel A. Lieber
Samuel A. Lieber, President

Date             3/31/08

By (Signature and Title)*                   /s/ Sheldon Flamm
Sheldon Flamm, Treasurer

Date             3/31/08

* Print the name and title of each signing officer under his or her signature.